Retirement Plans - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 05, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, settlement and curtailment gain (loss), after tax			$ 20
Percentage of projected benefit obligation, settled			70.00%
Maximum annual contributions per employee (in percentage)				7.50%
Employer matching contribution (in percentage)				5.00%
Employer matching contribution, percent of employees' gross pay				2.50%
Defined contribution plan, cost				$ 170	$ 79	$ 75
Withdrawal liabilities	$ 169	$ 131		131
Payments to settle liability		37
Unfunded plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Future contributions		55		55
Funded plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Future contributions		$ 80		$ 80
WestRock Company Consolidated Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of benefit obligation presented by a single pension plan		50.00%		50.00%
WestRock Company Consolidated Pension Plan | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage Of reported benefit obligation		95.00%		95.00%
Westrock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Acquisitions	4,930
Acquisitions	$ 5,164